Real Estate Owned - Summary of Real Estate Owned Activity (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Real Estate Properties [Line Items]
Balance, beginning of year	$ 522
Transfers into real estate owned	909
Sale of real estate owned	(1,094)
Write down of real estate owned	(56)
Balance, end of year	281
Commercial Properties [Member]
Real Estate Properties [Line Items]
Balance, beginning of year	90
Sale of real estate owned	(90)
Residential Properties [Member]
Real Estate Properties [Line Items]
Balance, beginning of year	54
Sale of real estate owned	(54)
Bank Properties [Member]
Real Estate Properties [Line Items]
Balance, beginning of year	378
Transfers into real estate owned	909
Sale of real estate owned	(950)
Write down of real estate owned	(56)
Balance, end of year	$ 281